Changes in accounting policies (Details Textuals) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 02, 2018	Jan. 01, 2018
Negative change before taxes equity	€ 259
Customer Acquisition Costs Capitalized	60
Trade and other current receivables	14,101	€ 15,421		€ 14,156
Decrease equity accounted investments	6
Financial assets available-for-sale			€ 207
Impairment loss	1,701	€ 913
Increase (decrease) due to application of IFRS 15 [member]
Decrease In Equity	49
Customer Acquisition Costs Capitalized	87
Trade and other current receivables				(372)
Increase (decrease) due to application of IFRS 15 [member] | Sales Method [Member]
Decrease In Equity	103
Increase Decrease Due To Application Of IFRS 9 [Member]
Trade and other current receivables	427			€ (427)
Decrease equity accounted investments	31
Increase In Equity	294
Increase Decrease in fair value Measurement	681
Increase Decrease Due To Application Of IFRS 9 [Member] | Expected Credit Loss Model [Member]
Impairment loss	€ 356